Note 5 - Debt	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Debt Disclosure [Text Block]
5.	Debt

GRA Note – On February 28, 2018, we entered into a Senior Note Purchase Agreement with Georgia Research Alliance, Inc. (GRA) pursuant to which we issued a five-year Senior Promissory Note (the “GRA Note”) to GRA in exchange for $50,000. The GRA Note bore an annual interest rate of 5%. During May 2021, we repaid the remaining principal balance of $22,737 and retired the GRA Note.

CARES Act Paycheck Protection Program Loan – On April 17, 2020, we received a $170,200 bank loan backed by the United States Small Business Administration (SBA) pursuant to the Paycheck Protection Program (PPP) provisions of the Coronavirus Aid, Relief, and Economic Security (CARES) Act. The loan bore an annual interest rate of one percent. During May 2021, upon receiving payment from the SBA, the lender forgave the full principal balance of $170,200 together with $1,856 of accrued interest, and we recorded a $172,056 gain on debt extinguishment.

Convertible Debentures – On June 26 2020, we issued convertible debentures in the aggregate principal amount of $1,200,000 and warrants to purchase an aggregate of 120,000 shares of our common stock for gross proceeds of $1,050,000. As discussed in Note 7, in September 2020, the convertible debentures and accrued interest were fully converted into our equity securities and were retired.

Interest expense recorded for the years ended December 31, 2021 and 2020 was as follows:

	2021	2020
GRA Note	$633	$1,727
PPP Loan	653	1,203
Insurance premium financing costs	-	1,743
Convertible debentures (including $124,185 of debt discount amortization)	-	138,851
Total interest expense	$1,286	$143,524